Other Payables and Accrued Liabilities (Details Narrative) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Payables and Accruals [Abstract]
Refundable deposits payables to participants	$ 40,360	$ 35,166	$ 22,498